Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - CAD shares in Thousands, CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenue, net of royalties
Petroleum and natural gas sales	CAD 1,091,534	CAD 780,095
Royalties	(241,892)	(178,116)
Revenue, net of royalties	849,642	601,979
Expenses
Operating	269,283	240,705
Transportation	33,985	28,257
Blending	51,012	9,622
General and administrative	47,389	50,866
Exploration and evaluation (note 6)	8,253	5,976
Depletion and depreciation (notes 7 and 8)	481,929	508,309
Impairment (notes 6 and 7)	0	423,176
Share-based compensation (note 13)	15,509	13,882
Financing and interest (note 16)	113,638	114,199
Financial derivatives (gain) loss (note 18)	(5,177)	43,207
Foreign exchange gain (note 17)	(87,060)	(42,678)
Gain on disposition of oil and gas properties (note 7)	(12,081)	(43,907)
Other	2,216	8,152
Expenses	918,896	1,359,766
Net loss before income taxes	(69,254)	(757,787)
Income tax (recovery) expense
Current income tax recovery	(1,085)	(8,042)
Deferred income tax recovery	(155,343)	(264,561)
Income tax (recovery) expense	(156,428)	(272,603)
Net income (loss) attributable to shareholders	87,174	(485,184)
Other comprehensive loss
Foreign currency translation adjustment	(166,759)	(75,519)
Comprehensive loss	CAD (79,585)	CAD (560,703)
Net income (loss) per common share
Basic (in cad per share)	CAD 0.37	CAD (2.29)
Diluted (in cad per share)	CAD 0.37	CAD (2.29)
Weighted average common shares
Basic (in shares)	234,787	212,298
Diluted (in shares)	237,249	212,298